Stockholders' Deficit and Redeemable Convertible Series B and Convertible Series C, D and F Preferred Stock (Detail Textuals 1) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 20, 2015	Oct. 31, 2014	Dec. 31, 2017	Dec. 31, 2016
Equity [Line Items]
Total amount of unrecognized compensation cost related to non-vested stock options			$ 677,238
Recognized period of non-vested stock options			1 year 10 months 24 days
General and administrative expense
Equity [Line Items]
Recognized stock-based compensation expense			$ 608,680	$ 706,368
Omnibus Incentive Plan 2014 | Stock Option
Equity [Line Items]
Number of shares reserved for future grants		3,200,000
Aggregate number of shares granted			0
Number of shares available for future grant		870,000
Expiry period of options granted		10 years
Percentage of option price at least of fair value on date of grants		100.00%
Voting percentage of common stock		10.00%
Percentage of fair value option price at date of grants		110.00%
Maximum exercisable period of fair value of option		5 years
Vested period of shares		5 years
Weighted average remaining contractual term of options vested and exercisable (in years)			6 years 10 months 21 days
Options to purchase shares of common stock, exercisable			662,000
Options outstanding		1,130,000	1,130,000	1,142,500
Aggregate intrinsic value of options outstanding			$ 0
Omnibus Incentive Plan 2014 | Restricted stock awards
Equity [Line Items]
Recognized stock-based compensation expense			262,500	$ 356,250
Total amount of unrecognized compensation cost related to non-vested stock options			$ 218,750
Omnibus Incentive Plan 2014 | Restricted stock awards | Senior management and board of directors
Equity [Line Items]
Number of restricted stock awards granted	$ 1,200,000
Fair market value of shares granted	$ 900,000
Omnibus Incentive Plan 2014 | Restricted stock awards | Minimum | Senior management and board of directors
Equity [Line Items]
Vested period of shares	1 year
Omnibus Incentive Plan 2014 | Restricted stock awards | Maximum | Senior management and board of directors
Equity [Line Items]
Vested period of shares	3 years